Share-based compensation - Top Management Bonus (Details) - Restricted Stock Units (RSUs) - Top Management Bonus - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 12, 2014	Mar. 31, 2017	Mar. 31, 2016
Share-based compensation
Number of shares granted	164,257
Grant-date fair value (per unit)	$ 36.17
Vesting period	5 years
Vesting awards (in shares)	164,257
Number of outstanding, units		65,704	98,555
The weighted-average remaining contractual term, days		548 days	730 days
The intrinsic value of outstanding units		$ 4,110	$ 5,423
Intrinsic value of awards exercised		2,055	$ 1,808
Total compensation cost related to non-vested share-based compensation awards not yet recognized		2,376
Approved bonus amount		$ 613
Approved bonus, in shares		9,130
March 31, 2015
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2016
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2017
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2018
Share-based compensation
Vesting awards (in shares)	32,851
March 31, 2019
Share-based compensation
Vesting awards (in shares)	32,853